Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Trade payables	$ 4,396	$ 5,162
Other payables	1,372	1,560
Total	5,768	6,722
Current	5,767	6,717
Non-current	$ 1	$ 5